Financial Derivative Contracts and Hedge Accounting - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recognized in equity	$ 26,824	$ 47,117	$ 16,159
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recognized in equity	$ 48,171	$ (10,756)	$ 21,657